License and Development Agreements	12 Months Ended
Dec. 31, 2021
License And Development Agreements [Abstract]
License and Development Agreements

20. License and Development Agreements

a) License Agreement with Novartis Pharma for Dovitinib

We hold the exclusive worldwide rights to all therapeutic and/or diagnostic uses related to cancer in humans for dovitinib from Novartis Pharma AG (“Novartis”) pursuant to a license agreement. Pursuant to the agreement, we are solely responsible for the development of dovitinib during the term of the agreement.

Development Milestone Payments

Pursuant to the agreement, we have agreed to make milestone payments to Novartis in connection with the development of dovitinib by us or our affiliates, or by a third-party (a “Program Acquirer”) that assumes control of the dovitinib development program from us corresponding to: (i) upon enrollment of half of the patients required in a Phase 2 clinical trials in certain countries in accordance with agreed upon protocols; (ii) Upon dosing of the first patient in the first Phase 3 clinical trial; (iii) upon submission of the first NDA with the FDA; (iv) submission of an MAA to the EMA or any other Regulatory Authority in certain countries; (v) upon receipt of the first authorization by the FDA to market and sell a licensed product; and (vi) upon receipt of a MAA (including a respective pricing and reimbursement approval) for a licensed product in one or more specified European countries. If all milestones have been achieved, we may be obligated to pay Novartis up to a maximum of $26 million. As of December 31, 2021, we have accrued a milestone payment of $5 million in current liabilities and included $5 million in our research and development expenses in the year ended December 31, 2021.

Royalty Payments

In addition to the milestone payments described above, we have agreed to pay Novartis royalties based on annual incremental sales of product derived from dovitinib in an amount between five percent (5%) and ten percent (10%) of annual sales of between $0 and $250 million, between six percent (6%) and thirteen percent (13%) of annual sales between $250 million and $500 million, between seven percent (7%) and thirteen percent (13%) of annual sales between $500 million and $750 million, and between thirteen percent (13%) and fifteen percent (15%) of annual sales in excess of $750 million.

We are obligated to pay royalties under the agreement on a country-by-country and product-by-product basis for a period that commences with the first commercial sale of a product until the later of (i) the expiration of the last to expire valid claim of any licensed patent covering such licensed product in such country; or, (ii) the expiration of regulatory-based exclusivity for such licensed product in such country or (iii) the ten (10) year anniversary of the date of first commercial sale of such licensed product in such country. However, the agreement may be sooner terminated without cause by us upon 120 days prior written notice, or upon written notice of a material breach of the agreement by Novartis that is not cured within 30 days. Novartis also has the right to terminate the agreement upon written notice of a material breach of the agreement by us that is not cured within 30 days or if we file for bankruptcy.

b) License Agreement with Eisai for Stenoparib

We hold the exclusive worldwide rights to all preventative, therapeutic and/or diagnostic uses related to cancer in humans and by amendment to the agreement on December 11, 2020, viral infections in humans (including, but not limited to, coronaviruses) for stenoparib from Eisai, Inc. (“Eisai”) pursuant to a license agreement. Pursuant to the license agreement, we are solely responsible for the development of stenoparib during the term of the agreement. The agreement also provides for a joint development committee consisting of six (6) members, three (3) appointed by us and three (3) appointed by Eisai. One of our members of the joint development committee is designated chair of the committee and has the power to break any deadlock in decisions by the committee that must be made by a majority vote with each representative having one (1) vote. The purpose of the committee is to implement and oversee development activities for stenoparib pursuant to the clinical development plan, serves as a forum for exchanging data, information and development strategy.

Development Milestone Payments

Pursuant to the agreement, we have agreed to make milestone payments to Eisai in connection with the development of stenoparib by us or our affiliates, or by a third-party Program Acquirer that assumes control of the stenoparib development program from us corresponding to: (i) successful completion of a Phase 2 clinical trial; (ii) Upon dosing of the first patient in the first Phase 3 clinical trial; (iii) upon submission of the first NDA with the FDA; (iv) submission of an MAA to the EMA; (v) submission of an NDA to the MHLW in Japan; (vi) upon receipt of authorization by the FDA to market and sell a licensed product; (vii) upon receipt of approval of an MAA by the EMA for a licensed product; and (viii) upon receipt of approval by the MHLW in Japan for a licensed product. If all milestones have been achieved, we may be obligated to pay Eisai up to a maximum of $94 million. In addition, we have agreed to pay Eisai a one-time sales milestone payment in the amount of $50 million the first time our annual sales of licensed product is $1 billion or more.

Royalty Payments

In addition to the milestone payments described above, we have agreed to pay Eisai royalties based on annual incremental sales of product derived from stenoparib in an amount between five percent (5%) and ten percent (10%) of annual sales of between $0 and $100 million, between six percent (6%) and ten percent (10%) of annual sales between $100 million and $250 million, between seven percent (7%) and eleven percent (11%) of annual sales between $250 million and $500 million, and between eleven percent (11%) and fifteen percent (15%) of annual sales in excess of $500 million.

We are obligated to pay royalties under the agreement on a country-by-country and product-by-product basis for a period that commences with the first commercial sale of a product until the later of (i) the expiration of the last to expire valid claim of any licensed patent covering such licensed product in such country; or, (ii) the expiration of regulatory-based exclusivity for such licensed product in such country or (iii) the fifteen (15) year anniversary of the date of first commercial sale of such licensed product in such country. However, the agreement may be sooner terminated without cause by us upon 120 days prior written notice, or upon written notice of a material breach of the agreement by Eisai that is not cured within 90 days (30 days for a payment default). Eisai also has the right to terminate the agreement upon written notice of a material breach of the agreement by us that is not cured within 90 days (30 days for a payment default) or if we file for bankruptcy. By an amendment effective as of August 3, 2021, and executed by Eisai on August 23, 2021, Eisai also has the right to terminate the agreement if we do not complete a Phase 2 clinical trial before December 31, 2022, unless we elect to pay a $1,000 (one million dollar) extension payment (“Extension Payment”). Notwithstanding the foregoing, in the event we fail to enroll and dose at least thirty (30) patients with the first dose of cancer drug in the ongoing Phase 2 Ovarian Cancer Clinical Trial by July 1, 2022 then the Extension Payment will be due and payable in fully by July 30, 2022. In addition, if we fail to achieve successful completion of first Phase 2 Clinical Trial prior to December 31, 2022, and do not elect to pay the Extension Payment then Eisai may terminate the agreement in its sole discretion pursuant to the terms of the amendment.

Option to Reacquire Rights to Stenoparib

For the period commencing with enrollment of the first five (5) patients in a Phase 2 clinical trial pursuant to the clinical development plan and ending ninety (90) days following successful completion of such Phase 2 clinical trial, Eisai has the option to reacquire our licensed rights to develop stenoparib for a purchase price equal to the fair market value of our rights, giving effect to the stage of development of stenoparib that we have completed under the agreement. We commenced a Phase 2 clinical trial April 15, 2019, and as of the date of these consolidated financial statements, Eisai has not indicated an intention to exercise its repurchase option.

c) Development, Option and License Agreement with R-Pharm for IXEMPRA®

On March 1, 2019, the Company entered into an option to in-license the rights to any and all therapeutic and/or diagnostic uses in humans for IXEMPRA® in the European Union (Great Britain but excluding Switzerland and Lichtenstein) (the “Territory”) from R-Pharm U.S. Operating, LLC (“R-Pharm”), pursuant to a Development, Option and License Agreement (the “Option”). By an amendment to the agreement dated June 15, 2021, for no consideration, the term of the option will expire on September 1, 2022, if not exercised by us before then. The agreement provides a right of extension, should we elect, for an additional $250 thousand. As a condition to the exercise of the Option, we are required to offer R-Pharm a right to re-acquire the licensed rights from us on terms to be mutually agreed upon, including the payment to us of the fair market value of the licensed rights. Pursuant to the Option, we are solely responsible for the development of IXEMPRA® during the term of the Option within the Territory. The agreement also provides for a joint development committee consisting of four (4) members, two (2) appointed by us and two (2) appointed by R-Pharm. Decisions by the committee that must be made by a unanimous consent of the parties, with us having the tie breaking vote on matters involving our DRP Biomarker, patient selection in the mBC clinical trial and the commercialization plan and R-Pharm having the tie breaking vote on all other matters. The purpose of the committee is to implement and oversee development activities for IXEMPRA® pursuant to the clinical development plan, serves as a forum for exchanging data, information, and development strategy.

Development Milestone Payments

Pursuant to the agreement, once we have exercised the Option, we have agreed to make milestone payments to R-Pharm in connection with the development of IXEMPRA® by us or our affiliates, or by a third-party Program Acquirer that assumes control of the IXEMPRA® development program from us corresponding to: (i) upon receipt of regulatory approval for the Product for the treatment of the first indication in the first country in the Territory; and (ii) upon receipt of regulatory approval for the Product for the treatment of each additional indication in the first country in the Territory for each such additional indication. If all milestones have been achieved, and assuming only one additional indication in the second milestone is achieved, we may be obligated to pay R-Pharm up to a maximum of $12.5 million.

Royalty Payments

In addition to the milestone payments described above, once we have exercised the Option, we have agreed to pay R-Pharm royalties based on annual incremental sales of product derived from IXEMPRA® in an amount between five percent (5%) and eight percent (8%) of annual sales of between $0 and $30 million, and between eight percent (8%) and twelve percent (12%) of annual sales over $30 million.

After the Option is exercised, we would be obligated to pay royalties under the agreement on a country-by-country and product-by-product basis for a period that commences with the first commercial sale of a product until the later of (i) the expiration of the last to expire valid claim of any licensed patent covering such licensed product in such country; or, (ii) the expiration of regulatory-based exclusivity for such licensed product in such country or (iii) the seven (7) year anniversary of the date of first commercial sale of such licensed product in such country. However, the agreement may be sooner terminated without cause by us upon 90 days prior written notice, or upon written notice of a material breach of the agreement by R-Pharm that is not cured within 90 days (30 days for a payment default). R-Pharm also has the right to terminate the agreement upon written notice of a material breach of the agreement by us that is not cured within 90 days (30 days for a payment default) or in the event that we file for bankruptcy.

d) Development costs and Out-License Agreement with Smerud

In June of 2020 (the “June 2020 Out-License Agreement”), as amended March 28, 2022 (the “Amended License Agreement”), the Company out-licensed its secondary LiPlaCis® and 2X-111 programs to Smerud Medical Research International, the Company’s long-time CRO partner in Europe, for further Phase 2 clinical development of each program together with its DRP® companion diagnostic. Pursuant to the terms of the Amended License Agreement, Chosa ApS, a company organized under the laws of Denmark (“Chosa”), replaced us as the exclusive licensee to the LiPlaCis® technology. In addition, we also granted Chosa an exclusive, royalty-free, transferable and sublicensable license for (i) our DRP® Companion Diagnostics that are specific for Cisplatin or LiPlaCis® (a liposomal formulation of Cisplatin) for the research and development of LiPlaCis® products, and (ii) the use of any and all know-how and intellectual property rights owned by us for Chosa’s use of our DRP® Companion Diagnostics that are specific for Cisplatin or LiPlaCis® (a liposomal formulation of Cisplatin) for the development and commercialization of LiPlaCis® products, as contemplated in the Amended License Agreement.

LiPlaCis Support Agreement with Smerud, Chosa and LiPlasome

On March 28, 2022, concurrent with the entry into the Amended License Agreement, we entered into the LiPlaCis Support Agreement with Allarity Europe, Smerud, Chosa and LiPlasome (the “Support Agreement”). Pursuant to the terms of the Support Agreement, we agreed (i) to pay to LiPlasome a certain percentage of the Commercialization Proceeds received from Smerud by way of debt cancellation relating to prior work on LiPlaCis® by Smerud, which obligation was to be satisfied by the payment of USD $338 thousand (2,273 thousand DKK) to LiPlasome upon execution of the Support Agreement, (ii) to equally share the milestone payments under the terms of the License Agreement, pursuant to which it was contemplated that upon the achievement of all the milestones, our pro rata share of the Milestone Payments would be up to $3.5 million, (iii) to amend and restate the Original License Agreement, and (iv) to terminate the 2020 Sublicense Agreement as contemplated by the parties pursuant to the terms of the Support Agreement.

Development costs

Under the terms of the June 2020 Out-License agreement, the Company is liable for development costs of Smerud Medical Research International (“Smerud”) in the approximate amount of $1,264 (one million two hundred and sixty-four thousand) which has been accrued as of December 31, 2021 and is payable as Smerud was unable to identify investors to fund development of in-licensed products from the Company by December 31, 2021.

Subsequent to December 31, 2021 and pursuant to the terms of the March 28, 2022 Amended License Agreement, the $1,264 thousand liability was forgiven in exchange for a payment to LiPlasome. Consequently, as at March 31, 2022, the Company recognized a gain on debt forgiveness of $926 thousand and recorded a balance due to LiPlasome of $338 thousand (2,273 thousand DKK), which was paid on April 1, 2022. However, notwithstanding the termination of the out-license agreement, we are currently engaged in discussions with Smerud in connection with the further development of 2X-111.

Development Milestone Payments

Pursuant to the Amended License Agreement, we are entitled to receive certain milestone payments from Chosa relating to the development and commercialization of LiPlaCis® upon the occurrence of the following events, which milestone payments are to be shared with LiPlasome: (i) upon the regulatory approval of a product in the United States, (ii) upon the regulatory approval of a product in any country in Europe, including on a centralized filing basis by the EMA, (iii) upon the first achievement on a cumulative basis of net sales of a product in the United States, and (iv) upon the first achievement on a cumulative basis of net sales of a product in any country in Europe. Each milestone payment is payable one time only, regardless of the number of times the corresponding milestone event is achieved by a product and regardless of the number of products to achieve such milestone event. If all milestones are achieved, then we would be entitled to receive up to $3.5 million in milestone payments under the Amended License Agreement (“Milestone Payments”).

As a result of the Amended License Agreement, we no longer have any rights to use or commercialize LiPlaCis® and are only entitled to receive the Milestone Payments upon the achievement of the respective milestones.

e) Sale of Irofulven

On July 23, 2021, the Company, and Lantern Pharma Inc. (“Lantern”) entered into an exclusive agreement under which Lantern will reacquire global rights to Irofulven (“LP-100”) and assume full authority to manage and guide future clinical development and commercialization for $2 million. The Company received an upfront payment of $1 million from Lantern in the year ended December 31, 2021, and Lantern is withholding $1 million in escrow with applicable amounts to be released upon the achievement of certain agreed targets as described in Note 27(c). The agreement voids all prior obligations from the original 2015 in-license agreement and provides for additional development and regulatory milestone fees, and tiered royalties on future sales of Irofulven.

If all milestones are achieved, then we will be entitled to receive up to $16 million in milestone payments under the Asset Purchase Agreement. In addition to the milestone payments, Lantern Pharma has agreed to pay us royalties in the low mid-digits based on annual incremental net sales of product derived from Irofulven, on a country-by-country basis, in an amount equal to percentages of annual sales based on a tiered progression.